Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
20	Cash and cash equivalents

	As at December 31,
	2018	2019
	RMB’million	RMB’million
Cash at bank	7,557	8,892
Term deposits with initial terms within three months	9,799	6,534
	17,356	15,426

The effective interest rate of term deposits of the Group with initial terms within three months during the years ended December 31, 2018 and 2019 was 3.24% and 3.35%, respectively.